Operating Lease (Tables)	12 Months Ended
Mar. 31, 2025
Operating Lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	As of March 31,
	2025	2024
Rights of use lease assets	$269,664	$59,689

Operating lease liabilities	$270,866	$64,826

The weighted average remaining lease terms and discount rates for the above operating lease were as follows as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2.24	0.61
Weighted average discount rate	5%	5%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2025:

Twelve months ending March 31, 2026	$150,853
Twelve months ending March 31, 2027	113,247
Twelve months ending March 31, 2028	32,974
Less: imputed interest	(14,741)
Present value of lease liabilities	$282,333